SCHEDULE OF FAIR VALUE ASSETS MEASURED ON RECURRING BASIS (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Fair Value, Inputs, Level 1 [Member] | Globis Acquisition Corp [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities held in Trust Account	$ 116,155,627	$ 116,150,000